Villere Balanced Fund

SCHEDULE OF INVESTMENTS at November 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 74.0%
Administrative & Support Services: 1.6%
34,389	TTEC Holdings, Inc.	$2,902,088

Amusement, Gambling & Recreation Industries: 3.0%
61,649	Caesars Entertainment, Inc. [1,2]	5,552,725

Broadcasting: 2.9%
173,225	ViacomCBS, Inc. - Class B	5,361,314

Chemical Manufacturing: 4.8%
55,338	Ligand Pharmaceuticals, Inc. [1,2]	8,960,329

Computer & Electronic Product Manufacturing: 9.0%
148,585	ON Semiconductor Corp. [1]	9,127,576
16,365	Roper Technologies, Inc.	7,595,815
		16,723,391
Credit Intermediation: 17.8%
48,230	Euronet Worldwide, Inc. [1,2]	4,889,075
314,086	First Hawaiian, Inc.	8,244,758
587,026	Kearny Financial Corp.	7,461,100
233,290	Open Lending Corp. - Class A [1,2]	5,421,660
288,550	Paya Holdings, Inc. - Class A [1,2]	1,858,262
27,585	Visa, Inc. - Class A [2]	5,345,145
		33,220,000
Health Care Equipment Manufacturing: 12.2%
5,810	ABIOMED, Inc. [1]	1,828,872
34,025	STERIS PLC	7,435,483
31,685	Stryker Corp.	7,497,621
19,885	Teleflex, Inc.	5,914,197
		22,676,173
Insurance Carriers & Related Activities: 6.9%
92,739	Palomar Holdings, Inc. [1,2]	6,777,366
66,520	The Progressive Corp. [2]	6,182,369
		12,959,735
Mining: 4.1%
206,925	Freeport-McMoRan, Inc.	7,672,779

Professional, Scientific & Technical Services: 2.4%
148,779	Ebix, Inc. [2]	4,546,686

Publishing Industries: 2.1%
187,565	Porch Group, Inc. [1,2]	3,946,368

Sporting & Recreation Goods: 4.2%
14,312	Pool Corp.	7,930,565

Truck Transportation: 3.0%
29,510	J.B. Hunt Transport Services, Inc.	5,641,132

TOTAL COMMON STOCKS
(Cost $108,377,915)		138,093,285

PREFERRED STOCKS: 1.7%
Diversified Financials: 1.7%
	B Riley Financial, Inc.,
47,800	6.75%	1,222,246
72,000	6.500%	1,903,680
		3,125,926
TOTAL PREFERRED STOCKS
(Cost $2,995,000)		3,125,926

Principal Amount
CORPORATE BONDS: 19.3%
Chemical Manufacturing: 1.4%
	HB Fuller Co.,
	4.000%,
$ 2,418,000	2/15/27	2,530,691
	Kimberly-Clark Corp.,
	3.200%,
100,000	4/25/29	108,783
		2,639,474
Computer & Electronic Product Manufacturing: 0.5%
	Alphabet, Inc.,
	0.800%,
1,000,000	8/15/27	961,144

Credit Intermediation: 0.2%
	Visa, Inc.,
	0.750%,
321,000	8/15/27 [2]	307,888

Fabricated Metal Product Manufacturing: 0.5%
	Emerson Electric Co.,
	0.875%,
950,000	10/15/26	916,511

Food Manufacturing: 3.3%
	Campbell Soup Co.,
	2.500%,
6,045,000	8/2/22	6,124,538

Furniture Manufacturing: 0.5%
	Leggett & Platt, Inc.,
	3.400%,
970,000	8/15/22	983,329

Insurance Carriers & Related Activities: 0.5%
	Reinsurance Group of America, Inc.,
	3.900%,
800,000	5/15/29 [2]	890,915

Merchant Wholesalers & Durable Goods: 1.1%
	Avnet, Inc.,
	3.000%,
1,000,000	5/15/31 [2]	993,692
	Hubbell, Inc.,
	3.500%,
1,045,000	2/15/28	1,126,731
		2,120,423
Nonstore Retailers: 0.8%
	Amazon.com, Inc.,
	1.650%,
1,500,000	5/12/28	1,495,016

Oil & Gas: 5.4%
	Phillips 66,
	4.300%,
10,000,000	4/1/22	10,120,963

Primary Metal Manufacturing: 0.3%
	Reliance Steel & Aluminum Co.,
	1.300%,
490,000	8/15/25	486,274

Professional, Scientific & Technical Services: 2.7%
	Equifax, Inc.,
	3.300%,
4,995,000	12/15/22	5,110,263

Transportation Equipment Manufacturing: 1.6%
	Toyota Motor Corp.,
	1.339%,
2,900,000	3/25/26	2,882,220

Utilities: 0.5%
	Duke Energy Corp.,
	0.900%,
1,000,000	9/15/25 [2]	974,616

TOTAL CORPORATE BONDS
(Cost $35,523,355)		36,013,574

Shares
SHORT-TERM INVESTMENTS: 5.6%
Money Market Funds: 6.6%
10,443,631	Invesco Government & Agency Portfolio - Institutional Class, 0.026% [3]	10,443,631

TOTAL SHORT-TERM INVESTMENTS
(Cost $10,443,631)		10,443,631

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 20.2%
Private Fund: 20.2%
37,747,486	Mount Vernon Liquid Assets Portfolio, 0.100% [3]	37,747,486

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $37,747,486)		37,747,486

TOTAL INVESTMENTS IN SECURITIES: 120.8%
(Cost $195,087,387)		225,423,902
Liabilities in Excess of Other Assets: (20.8)%		(38,888,665)
TOTAL NET ASSETS: 100.0%		$186,535,237

[1]	Non-income producing security.
[2]	All or portion of this security is out on loan as of November 30, 2021. Total value of securities out on loan is $56,647,096 or 30.4% of net assets.

[3]	Annualized seven-day effective yield as of November 30, 2021.

Villere Balanced Fund
Summary of Fair Value Exposure at November 30, 2021 (Unaudited)

The Villere Balanced Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2021. See Schedule of Investments for industry breakouts:

Description	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total

Common Stocks	$-	$138,093,285	$-	$-	$138,093,285
Preferred Stocks	-	3,125,926	-	-	3,125,926
Corporate Bonds	-	-	36,013,574	-	36,013,574
Short-Term Investments	-	10,443,631	-	-	10,443,631
Investments Purchased with Cash Proceeds from Securities Lending [1]	37,747,486	-	-	-	37,747,486
Total Investments in Securities	$37,747,486	$151,662,842	$36,013,574	$-	$225,423,902

[1] Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been characterized in the fair value hierarchy.